Nature of operations and summary of significant accounting policies (Details-Contract assets) - Rubicon Technologies, LLC and Subsidiaries [Member] - Rubicon [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Contract asset beginning	$ 55,088	$ 43,362
Invoiced to customers in the current period	(56,892)	(42,677)
Changes in estimate related to prior period	1,804	(685)
Estimated accrual related to current period	43,357	55,088
Contract asset ending	$ 43,357	$ 55,088